Liabilities for assets acquisitions and subsidiaries	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Liabilities for Assets Acquisitions and Subsidiaries
23 LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES

	06/30/2024	12/31/2023
Business combinations
Facepa (1)	26,655	25,924
Vale Florestar Fundo de Investimento em Participações ("VFFIP") (2)	184,571	161,263
	211,226	187,187

Current	103,488	93,405
Non-current	107,738	93,782
(1)Acquired in March 2018, for the amount of R$307,876, upon the payment of R$267,876, with the remainder updated at the IPCA, adjusted for possible losses incurred up to the payment date, with maturity in March 2028.
(2)On August 2014, the Company acquired Vale Florestar S.A. through VFFIP, for a total amount of R$528,941 upon the payment of R$44,998, and the remainder with maturity up to August 2029. The annual settlements, carried out in the month of August, are subject to interest and updated by the variations of the US$ exchange rate, and partially updated by the IPCA.